Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Notes Payable [Abstract]
Convertible notes payable		$ (98,903)
Notes payable	4,880,000
Accrued interest	119,218	(13,250)
Payments on notes payable	(85,657)
Financing costs		(3,317)
Transfer from prepaid	54,329
Amortization of financing costs		22,721
Beneficial conversion factor		(111,370)
Amortization of beneficial conversion factor		204,119
Total Notes payable	$ 4,967,890